Share-Based Payment (Details) - Schedule of Share-Based Compensation Expense - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 3,168,016	$ 2,478,295	$ 7,184,862
Cost of Revenues [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	11,467	16,212	36,906
Selling and Marketing Expense [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	275,562	129,060	165,209
General and Administrative Expense [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Share-based compensation expense	$ 2,880,987	$ 2,333,023	$ 6,982,747